Corporate information	12 Months Ended
Dec. 31, 2020
Corporate information
Corporate information

1.  Corporate information

Vale S.A. and its subsidiaries (“Vale” or the “Company”) are iron ore and iron ore pellets producers, which are key raw materials for steelmaking, and nickel producers, which is used to produce stainless steel and metal alloys employed in the production process of several products. The Company also produces copper, metallurgical and thermal coal, manganese ore and, platinum group metals, gold, silver and cobalt. The information by segment is presented in note 4.

Vale S.A. (the “Parent Company”) is a public company headquartered in the city of Rio de Janeiro, Brazil with securities traded on the stock exchanges of São Paulo–B3 S.A. (VALE3), New York-NYSE (VALE) and Madrid–LATIBEX (XVALO).